Leases - Maturity of Finance Lease Receivables (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease receivables, undiscounted	$ 307.7	$ 352.4
Unearned finance income	41.6	47.0
Finance lease receivables (note 13)	266.1	305.4
Insurance and reinsurance companies.
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease receivables, undiscounted	10.9	10.0
Unearned finance income	1.5	1.5
Finance lease receivables (note 13)	9.4	8.5
Non-insurance companies.
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease receivables, undiscounted	296.8	342.4
Unearned finance income	40.1	45.5
Finance lease receivables (note 13)	256.7	296.9
Due in 1 year or less
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease receivables, undiscounted	64.5	67.2
Due in 1 year or less | Insurance and reinsurance companies.
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease receivables, undiscounted	2.5	1.8
Due in 1 year or less | Non-insurance companies.
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease receivables, undiscounted	62.0	65.4
One to two years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease receivables, undiscounted	55.3	61.1
One to two years | Insurance and reinsurance companies.
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease receivables, undiscounted	2.3	1.8
One to two years | Non-insurance companies.
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease receivables, undiscounted	53.0	59.3
Two to three years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease receivables, undiscounted	46.0	51.2
Two to three years | Insurance and reinsurance companies.
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease receivables, undiscounted	1.3	1.6
Two to three years | Non-insurance companies.
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease receivables, undiscounted	44.7	49.6
Three to four years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease receivables, undiscounted	40.3	42.7
Three to four years | Insurance and reinsurance companies.
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease receivables, undiscounted	1.0	0.7
Three to four years | Non-insurance companies.
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease receivables, undiscounted	39.3	42.0
Four to five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease receivables, undiscounted	34.3	36.3
Four to five years | Insurance and reinsurance companies.
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease receivables, undiscounted	1.0	0.7
Four to five years | Non-insurance companies.
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease receivables, undiscounted	33.3	35.6
More than five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease receivables, undiscounted	67.3	93.9
More than five years | Insurance and reinsurance companies.
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease receivables, undiscounted	2.8	3.4
More than five years | Non-insurance companies.
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease receivables, undiscounted	$ 64.5	$ 90.5